Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
INCOME TAXES

Note 8 - Income Taxes

The tax effects of temporary differences that give rise to deferred tax assets are as follows:

	As of December 31,
	2016	2015
Current:
Accrued expenses	$51,174	$31,156

Non-current:
Stock compensation	163,221	132,645

Net operating loss carryforward	5,058,119	2,989,634

Research and development credit carry forward	267,325	100,480

Total deferred tax assets	5,539,839	3,253,915

Valuation allowance	(5,539,839)	(3,253,915)

Deferred tax asset, net of valuation allowance	$-	$-

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Years Ended December 31,
	2016	2015
U.S. statutory federal rate	(34.0)%	(34.0)%
State income taxes, net of federal tax	(5.1)%	(5.4)%
Permanent differences	4.2%	2.6%
Prior year ture-ups	-%	-%
R&D tax credit	(2.7)%	(2.1)%
Change in valuation allowance	37.6%	38.9%
Income tax provision (benefit)	-%	-%

The income tax provision consists of the following:

	For the Years Ended December 31,
	2016	2015
Federal
Current	$-	$-
Deferred	(1,815,660)	(1,190,022)
State and local
Current	-	-
Deferred	(470,263)	(316,709)
Change in valuation allowance	2,285,923	1,506,731
Income tax provision (benefit)	-	$-

The Company assesses the likelihood that deferred tax assets will be realized. To the extent that realization is not more-likely-than-not, a valuation allowance is established. Based upon the Company’s losses since inception, management believes that it is more-likely-than-not that future benefits of deferred tax assets will not be realized. Therefore, the Company established a full valuation allowance as of December 31, 2016 and 2015. As of December 31, 2016 and 2015, the change in valuation allowance was $2,285,923 and 1,506,731, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions, principally California and New Jersey. The Company is subject to examination by the various taxing authorities. The Company’s federal and state income tax returns for tax years beginning in 2011 remain subject to examination.

At December 31, 2016 and 2015, the Company had $12,865,384 and $7,672,674, respectively, of federal and state net operating loss carryovers that may be available to offset future taxable income. The net operating loss carry forwards, if not utilized, will begin to expire from 2029 to 2036 for federal and state purposes. In accordance with Section 382 of the Internal Revenue Code, the usage of the Company’s net operating loss carryforward could be limited in the event of a change in ownership. At this time, the Company has not completed a full study to assess whether an ownership change under Section 382 of the Code occurred due to the costs and complexities associated with such a study.